Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Brooge Energy Ltd
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	109,587,754
Amendment Flag	true
Amendment Description	On November 16, 2020, the Audit Committee (the "Audit Committee") of the Board of Directors of Brooge Energy Limited (the "Company"), in consultation with the Company's management, concluded that the Company's previously issued audited consolidated financial statements as of and for the period ended December 31, 2019 should no longer be relied upon because the Company has concluded that the warrants issued by it should have been accounted for as a derivative liability rather than equity. On November 18, 2020, the Company announced that the adjustments required to correct this error would reduce equity by $15,709,460 and increase current liabilities by $15,709,460 after taking into account non-cash income of $1,273,740 related to changes in the estimated fair value of derivative warrant liability. The Company also announced that it would restate its previously issued audited consolidated financial statements as of and for the period ended December 31, 2019. This amendment (the "Amendment") to the annual report on Form 20-F of the Company for the fiscal year ended December 31, 2019 filed on June 30, 2020 (the "Original Form 20-F") is being filed to reflect the following changes: (i) the inclusion of restated audited consolidated financial statements of the Company as of and for the period ended December 31, 2019, which have been restated to reflect the reclassification as derivative liability of the warrants that were previously classified as equity as more fully described in Note 2.4 to the accompanying consolidated financial statements; (ii) the update of Note 26 to the accompanying consolidated financial statements to describe certain subsequent events that occurred after the filing of the Original Form 20-F; and (iii) the amendment of Items 3A "Key information¾Selected Financial Data", 3D "Key Information¾Risk Factors", 5 "Operating and Financial Review and Prospects", 8 "Financial Information", 10A "Additional Information¾Share capital", 11 "Quantitative and Qualitative Disclosures About Market Risks", 15(a) "Controls and Procedures¾Disclosure Controls and Procedures" 18 "Financial Statements" and 19 "Exhibits", in each case, solely to make appropriate changes to reflect the reclassification described in clause (i), the update described in clause (ii), the effects of each and related matters. Other than as expressly set forth above and minor wording changes necessary to properly refer to the Original Form 20-F, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Company's Original Form 20-F. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate the information in any part of the Company's Original Form 20-F or reflect any events that have occurred after the Original Form 20-F was filed on June 30, 2020. Except as set forth above, information not affected by the restatement is unchanged and reflects the disclosures made at the time of the Original Form 20-F. The Company's Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications in connection with this Form 20-F/A; the certifications are filed as Exhibits 12.1, 12.2, 13.1 and 13.2. The Company's Original Form 20-F, as modified by this Amendment, are referred to herein as this "Report").
Entity Central Index Key	0001774983
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY